Cover	Aug. 17, 2021	May 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 17, 2021
Entity Registrant Name	Performant Financial Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35628
Entity Tax Identification Number	20-0484934
Entity Address, Address Line One	333 North Canyons Parkway
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551
City Area Code	925
Local Phone Number	960-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	PFMT
Security Exchange Name	NASDAQ
Entity Central Index Key		0001550695
Amendment Flag		false